INTANGIBLES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INTANGIBLES

17.	INTANGIBLES

									Carrying amount
	At December 31, 2022	Effects of movements in foreign exchange in the balance sheet	Effects of the application of IAS 29 (hyperinflation)	Additions	Amortization	Disposal	Transfers	At December 31, 2023	Acquisition cost	Amortization
Brands	6,163.1	(1,838.5)	808.6	73.9	-	-	-	5,207.1	5,207.1	-
Intangibles	571.7	(33.5)	-	869.3	(56.7)	-	-	1,350.8	4,087.0	(2,736.2)
Software	2,134.1	(344.6)	176.2	37.0	(573.5)	(0.9)	976.5	2,404.8	4,954.2	(2,549.4)
Others	353.3	(32.9)	11.0	487.7	(56.4)	(0.7)	317.0	1,079.0	1,837.9	(758.9)
Total	9,222.2	(2,249.5)	995.8	1,467.9	(686.6)	(1.6)	1,293.5	10,041.7	16,086.2	(6,044.5)

									Carrying amount
	At December 31, 2023	Effects of movements in foreign exchange in the balance sheet	Effects of the application of IAS 29 (hyperinflation)	Additions	Amortization	Disposal	Transfers	At December 31, 2024	Acquisition cost	Amortization
Brands	5,207.1	824.2	1,428.7	-	-	-	(73.8)	7,386.2	7,386.3	-
Intangibles	1,350.8	214.7	-	-	(51.4)	-	-	1,514.1	4,417.8	(2,903.6)
Software	2,404.8	43.4	284.4	3.0	(759.1)	(0.5)	1,277.9	3,253.9	7,128.6	(3,874.6)
Others	1,079.0	33.5	24.1	504.7	(36.5)	-	(1,228.3)	376.5	1,570.2	(1,194.0)
Total	10,041.7	1,115.8	1,737.2	507.7	(847.0)	(0.5)	(24.2)	12,530.7	20,502.9	(7,972.2)

Intangibles with indefinite useful lives

The carrying values of intangible assets in the form of brands with indefinite useful lives were allocated to the following CGUs:

	2024	2023
Argentina	2,765.0	1,303.7
Bolivia	1,061.6	830.0
Brazil	-	73.9
Canada	230.5	195.7
Chile	80.7	70.7
Luxembourg	339.6	339.6
Paraguay	602.1	504.7
Dominican Republic	1,740.1	1,431.5
Panama	425.9	333.0
Uruguay	140.8	124.3
	7,386.3	5,207.1

Intangible assets with indefinite useful lives have been tested for impairment on a CGU level basis, which is consistent with the approach described in note 16 – Impairment of Non-Financial Assets.

In 2024, in order to update and enhance the Company's technological environment, the Company continued with the scheduled implementation of the new version of its main Enterprise Resource Planning (“ERP”) system – S/4HANA, a SAP platform, with the related capitalizable investments recorded as intangible assets in the line item “Software”. The implementation is necessary in order to update and enhance the Company's technological environment. As in the previous period, Management conducted several assessments of the implementation throughout the year, including from an internal control perspective, in order to mitigate the risks associated with this type of update, such as operational risks, operational disruption risks, data integrity risks, and regulatory compliance risks.

Accounting policies

The intangibles are recognized at their cost of acquisition, net of accumulated amortization and impairment losses.

Intangible assets with definite useful lives are amortized on a straight-line basis over their estimated useful lives. Licenses, supply, and distribution rights are amortized over the period during which such rights exist, based on the contract terms, which generally vary from 1 to 8 years. In general, brands are considered to have indefinite lives, and therefore are not amortized. Software and capitalized development costs related to technology are amortized over a period of between 3 and 10 years. Items that are not amortized are tested for impairment on an annual basis.

Net gains on sales of intangible assets are disclosed in the income statement as other operating income. Net losses on sales are included as other operating expenses. Net gains and losses are recorded in the income statement at the time when control is transferred to the buyer, provided that counterpart recovery is possible and the associated costs can be reliably estimated.

a) Brands

The Company is the owner of some of the world’s leading brands markets in which it operates. These brands are expected to generate positive cash flow for as long as the Company owns them, and as such they have been assigned indefinite useful lives. The most representative brands recorded based on the determination of the fair values of past acquisitions are Quilmes in Argentina, Pilsen in Paraguay, Paceña and Huari in Bolivia, and Presidente and Presidente Light in the Dominican Republic.

When a portion of the consideration paid in a business combination relates to brands, this amount is recognized in a specific Intangible Assets account, and measured at its fair value as at the acquisition date. Subsequently, the value of brands can be reduced in the case of impairment losses. Internal expenditure on brand development is recognized within expenses.

b) Software

Purchased software is measured at cost less accumulated amortization. Amortization related to software is included in the cost of sales, commercial expenses or administrative expenses, depending on the type of business activity which the software is intended to support.

Expenditure related to software maintenance is recognized within expenses as it is incurred. Expenditure on development, such as the cost of employees allocated to software development, which are directly attributed to specific, identifiable software controlled by the Company, is recognized as an intangible asset.

c) Commercial intangibles

The Company and its subsidiaries may recognize supply rights, which consist of the right to supply products to a customer and the customer's commitment to purchase the products. Additionally, the Group may recognize distribution rights, which are rights to sell specific products in a certain territory, including sponsorship rights.

d) Other intangible assets

Other intangibles acquired by the Company are measured at their acquisition cost, less accumulated amortization and any impairment losses.